Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Apr. 22, 2020
Document Effective Date	Apr. 22, 2020
Prospectus Date	Aug. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINAX